EQUITY - Underwriting public offering (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 01, 2025 USD ($) $ / shares shares	May 20, 2022 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($)	Apr. 25, 2024
Underwritten Public Offering
EQUITY
Offering expenses				$ 883
Over-Allotment Option
EQUITY
Net proceeds from issuance			$ 49,350
ADS
EQUITY
Entity Listing, Depository Receipt Ratio			1	1	1
ADS | Underwritten Public Offering
EQUITY
Number of shares issued | shares	2,272,727
Entity Listing, Depository Receipt Ratio	1
Price per share | $ / shares	$ 154
Underwriters option period	30 days
Additional ADS | shares	340,909
Gross proceeds from issuance	$ 350,000
Underwriting discounts and commission	21,000
Offering expenses	883
Net proceeds from issuance	$ 328,117
ADS | Over-Allotment Option
EQUITY
Number of shares issued | shares		772,091	340,909
Gross proceeds from issuance				$ 52,500
Net proceeds from issuance		$ 4,285